Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Within one year	¥ 119,484	¥ 93,185
After one year but not more than five years	172,452	150,467
Later than five years	1,823	0
Operating Leases, Future Minimum Payments Due	¥ 293,759	¥ 243,652